Net (Loss)/ Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net (loss)/earning per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net (loss)/income	(806,883)	(91,279)	304,399	41,702
Accretion of redeemable noncontrolling interests	(7,490)	(8,600)	(9,315)	(1,276)
Numerator for computing net (loss)/earning per share	(814,373)	(99,879)	295,084	40,426

16.
NET (LOSS)/EARNING PER SHARE (CONTINUED)

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/Earnings per share—basic:
Numerator:
Numerator for computing basic net (loss)/earning per share	(677,417)	(136,956)	(83,116)	(16,763)	245,436	33,625	49,648	6,801
Denominator:
Weighted average number of ordinary shares outstanding	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
Denominator used for basic EPS	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
(Loss)/Earnings per share—basic	(2.51)	(2.51)	(0.31)	(0.31)	0.91	0.12	0.91	0.12
(Loss)/Earnings per share—diluted:
Numerator:
Numerator for computing diluted net (loss)/earning per share	(677,417)	(136,956)	(83,116)	(16,763)	246,197	33,728	48,887	6,698
Denominator:
Weighted average number of ordinary shares outstanding	269,787,113	54,543,800	270,432,437	54,543,800	269,642,904	269,642,904	54,543,800	54,543,800
Share-based awards	-	-	-	-	5,042,598	5,042,598	-	-
Denominator used for diluted EPS	269,787,113	54,543,800	270,432,437	54,543,800	274,685,502	274,685,502	54,543,800	54,543,800
(Loss)/Earnings per share—diluted	(2.51)	(2.51)	(0.31)	(0.31)	0.90	0.12	0.90	0.12